PROJECT ASSETS	12 Months Ended
Dec. 31, 2019
PROJECT ASSETS
PROJECT ASSETS

6. PROJECT ASSETS

Project assets consisted of the following at December 31, 2018 and 2019, respectively:

	At December 31,
	2018	2019
Project assets - Module cost	$29,612,819	$4,616,399
Project assets - Development and construction cost	71,316,605	32,112,215
Project assets - Others	7,409,941	1,919,237
Total project assets	108,339,365	38,647,851

Current portion	64,257,766	32,125,312
Non-current portion	44,081,599	6,522,539